Financial information by segments (Schedule of Information About Geographical Areas) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 34,171,201	$ 35,678,253	$ 28,700,450
Mexico [Member]
Disclosure of geographical areas [line items]
Revenue	18,530,672	20,507,794	17,125,369
USA [Member]
Disclosure of geographical areas [line items]
Revenue	7,120,360	9,246,444	8,370,999
Brazil [Member]
Disclosure of geographical areas [line items]
Revenue	8,520,169	5,924,015	3,204,082
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	175,686	267,606	370,803
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue	60,672	60,578	30,173
Other (Europe and Asia) [Member]
Disclosure of geographical areas [line items]
Revenue	$ 16,540	$ 20,658	$ 39,224